Core Plus Bond ETF Expense Example - Core Plus Bond ETF - ETF	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 38
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	221
Expense Example, with Redemption, 10 Years	$ 502